Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-09-30	12 Months Ended
Dec. 31, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Amount	$ 206,402
Erroneous Compensation Analysis

RECOVERY OF ERRONEOUSLY-AWARDED COMPENSATION

REVISIONS TO FINANCIAL STATEMENTS
During the third quarter of 2025, the Company identified an immaterial error related to its accrual for certain employment costs, resulting in an understatement of cost of goods sold in prior periods. The Company consequently investigated the situation. On October 22, 2025, the Company concluded that revisions should be made to its historical consolidated financial statements that were impacted by this immaterial error. Accordingly, the Company provided in its Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2025 that it would restate financial statements for the interim periods ended March 31, 2025 and June 30, 2025, and for the interim and annual periods ended December 31, 2022, 2023 and 2024 (the “Accounting Restatement”).
As described in further detail below, based on the analysis described below, the Company determined that the Accounting Restatement resulted in certain excess amounts being paid in respect of 2023 annual incentive compensation received by the covered executive officers under the 2023 EMPI.
APPLICATION OF COMPENSATION CLAWBACK POLICY
The restatement of financial statements for the interim and annual periods covered by the Accounting Restatement required a recovery analysis regarding incentive-based compensation received by the Company’s current and former Section 16 officers (“Covered Officers”) during 2023 and 2024 pursuant to the Company’s Compensation Clawback Policy (as well as Section 303A.14 of the NYSE Listed Company Manual, Section 10D of the Exchange Act, and Rule 10D-1 under the Exchange Act).
The Compensation Clawback Policy applies to certain erroneously-awarded incentive-based compensation (as described in the Compensation Clawback Policy) received based on the purported attainment of financial performance measures during the three completed fiscal years immediately preceding the date as of which the Company is required to prepare an accounting restatement and received on or after October 2, 2023 (the effective date of the Compensation Clawback Policy). Incentive-based compensation received prior to October 2, 2023 is not subject to recovery under the Compensation Clawback Policy. For purposes of the Compensation Clawback Policy, incentive-based compensation is “received” in the fiscal year during which the financial reporting measure specified for the incentive-based compensation is attained, even if the payment or grant of the incentive-based compensation occurs after the end of that year.
Further, the Company’s supplemental clawback policy generally applies to situations involving accounting restatements and misconduct, including compensation not covered by the Compensation Clawback Policy (such as compensation received prior to October 2, 2023). In this particular situation, however, the supplemental clawback policy did not apply – its application requires the Board to determine that an executive officer has willfully committed an act of fraud, dishonesty or recklessness in the performance of his or her duties that contributed to the Company being required to prepare an accounting restatement, but such misconduct was determined not to have occurred regarding the Accounting Restatement.
CLAWBACK ANALYSIS
Implications for EMPI Plan Award Payouts. The only financial performance measure used to determine payouts under the Company’s EMPI Plan awards for 2022, 2023 and 2024 was Adjusted EBITDA (50% weighting). However, payouts under the 2022 EMPI Plan awards were not subject to recovery under the Compensation Clawback Policy, because such payouts were received prior to October 2, 2023 (the effective date of the Compensation Clawback Policy); further, there were no payouts under the 2024 EMPI Plan awards based on the Adjusted EBITDA measure to be subject to potential recovery. 2023 Adjusted EBITDA was affected by the Accounting Restatement. In none of 2022, 2023 and 2024 were any other measures relevant for EMPI Plan awards (namely, the Safety Scorecard and the Strategic Initiatives) affected by the Accounting Restatement.
Adjusted EBITDA Measure Under 2023 EMPI Plan Awards Payouts. The Compensation Committee determined that Adjusted EBITDA for 2023 under the EMPI Plan was overstated by $18 million ($1,893 million instead of $1,911 million) as a result of the Accounting Restatement, changing the overall payout level under the Adjusted EBITDA measure in the 2023 EMPI Plan from 188.9% of the target goal to 186.6% of the target goal. As a consequence of this reduction, payouts to applicable Covered Officers under the 2023 EMPI Plan awards attributable to Adjusted EBITDA were determined by the Compensation Committee to be $16,745,484 (rather than the $16,951,886 actually paid), in the aggregate, resulting in aggregate erroneously-awarded compensation of $206,402.
Implications for LTI Program Payouts. The only financial performance measure used to determine payouts under the Company’s LTI performance share and performance cash awards for 2020-2022, 2021-2023 and 2022-2024 was relative TSR (100% weighting in each year for each award type). However, payouts under the 2020-2022 LTI performance share and performance cash awards were not subject to recovery under the Compensation Clawback Policy, because such payouts were received prior to October 2, 2023 (the effective date of the Compensation Clawback Policy). Further, there were no payouts under the 2022-2024 LTI performance share and performance cash awards based on the relative TSR measure to be subject to potential recovery.
Relative TSR Measure Under 2021-2023 LTI Performance Share and Performance Cash Awards. The Company engaged Pearl Meyer to analyze and determine a reasonable estimate of the impact of the Accounting Restatement on the 2021-2023 LTI performance share and performance cash awards payouts to help inform the Compensation Committee whether there was any erroneously-awarded compensation under the 2021-2023 LTI performance share and performance cash awards. Pearl Meyer analyzed the misstated and corrected financial reports and identified stock price movement associated with the error correction using two methodologies: analysis applying changes in business financials stemming from the correction to stock price using a constant multiples approach; and analysis comparing the Company’s stock price movement against the S&P Metals & Mining ETF for the 2021-2023 LTI performance awards to evaluate performance attributable to the correction.
Pearl Meyer’s analysis was not intended to be an exhaustive analysis of the applicable stock price movements, but to conform to the Dodd-Frank Act clawback rules requirement that the amount of recoverable compensation (if any) must be based on a reasonable estimate of the effect of the Accounting Restatement on the total shareholder return upon which the incentive-based compensation in question was received.
Under the first methodology, Pearl Meyer analyzed the impact of the correction on the Company’s adjusted earnings per share, Adjusted EBITDA, revenue and diluted earnings per share and estimated the resulting TSR and percentage ranking. Pearl Meyer determined that the Accounting Restatement reduced 2023 Adjusted EBITDA by $18 million (approximately 0.9%), adjusted the TSR to 35.3%, which is 4.9 percentage points below the reported TSR of 40.2%, and resulted in a restatement-related earnings per share change of $0.03, which is far smaller than normal quarterly variances and has an immaterial market impact. Pearl Meyer further determined that because typical earnings volatility is far greater than the $0.03 earnings per share adjustment, the Accounting Restatement would not have affected relative TSR rankings.
Under the second methodology, Pearl Meyer estimated the Company’s potential stock price change after the correction based on varying measures of stock price movement and concluded the Company’s TSR would have remained below the 40th percentile, implying there was no erroneously-awarded compensation. Pearl Meyer further found that the Company’s historical stock price movements are well below the level that would be required to shift the Company’s TSR ranking relative to peers.
Accordingly, Pearl Meyer concluded that the Accounting Restatement would not trigger a clawback of the 2021-2023 LTI performance share and performance cash awards, as the Company’s relative TSR ranking and resulting payouts remain unchanged under corrected financial statements. Based on its review and evaluation of Pearl Meyer’s analysis, the Compensation Committee determined there was no erroneously-awarded compensation to Covered Officers under the 2021-2023 LTI performance share or performance cash awards (or under any other LTI performance share or performance cash awards) as a result of the error correction.
PAYMENT AND RECOVERY
The erroneously-awarded compensation under the 2023 EMPI Plan awards was paid to Covered Officers in cash in February 2024. The Compensation Committee requested recovery of the amount of the erroneously-awarded compensation from Covered Officers in accordance with the Compensation Clawback Policy. The erroneously-awarded compensation was recovered in full from each Covered Officer before December 31, 2025, and no individual amounts remained outstanding as of December 31, 2025.